Income Taxes (Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of the fiscal year	¥ 114,126	¥ 165,434	¥ 222,318
Reductions for tax positions of prior years	(558)	(34,261)	(2,898)
Additions for tax positions of prior years	13,353	6,253	9,532
Additions based on tax positions related to the current year	8,231	4,299	3,740
Settlements	(8,300)	(12,556)	(75,272)
Lapse in statute of limitations	(3,454)	(8,229)	(4,320)
Foreign currency translation adjustments	(3,869)	(6,814)	12,334
Balance at end of the fiscal year	119,529	114,126	165,434
Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 45,987	¥ 49,323	¥ 93,538